OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
Other receivables	$ 2,457	$ 2,716
Prepaid expenses	2,365	2,444
Other receivables, prepaid expenses and accrued income	$ 4,822	$ 5,160